OTHER ASSETS (Tables)	6 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

The following table summarizes the components of the Group’s other assets as of the dates presented:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Long-term investments	¥270,000	¥-
Investment securities	39,084	39,084
Investments in capital	22,070	20,850
Others	17,594	13,918
Total	¥348,748	¥73,852